UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------


                        THE ADVISORS' INNER CIRCLE FUND




THE RICE HALL JAMES PORTFOLIOS
ANNUAL REPORT                                                   OCTOBER 31, 2004

--------------------------------------------------------------------------------


                        RICE HALL JAMES MID CAP PORTFOLIO

                    RICE HALL JAMES SMALL/MID CAP PORTFOLIO

                       RICE HALL JAMES MICRO CAP PORTFOLIO



                                [LOGO OMITTED]




                               INVESTMENT ADVISER:
                        RICE HALL JAMES & ASSOCIATES, LLC

THE ADVISORS' INNER CIRCLE FUND                                 RHJ PORTFOLIOS
                                                                OCTOBER 31, 2004

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Statements of Net Assets
   Mid Cap ................................................................    8
   Small/Mid Cap ..........................................................   11

Summary Schedule of Investments
   Micro Cap ..............................................................   14

Statements of Operations ..................................................   18

Statements of Changes in Net Assets
   Mid Cap ................................................................   19
   Small/Mid Cap ..........................................................   20
   Micro Cap ..............................................................   21

Financial Highlights
   Mid Cap ................................................................   22
   Small/Mid Cap ..........................................................   23
   Micro Cap ..............................................................   24

Notes to Financial Statements .............................................   25

Report of Independent Registered Public Accounting Firm ...................   31

Trustees and Officers of The Advisors' Inner Circle Fund ..................   32

Disclosure of Portfolio Expenses ..........................................   40

Notice to Shareholders ....................................................   42

The Portfolio files their complete schedule of portfolio holdings with the Security and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolio's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolios uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHAREHOLDER'S LETTER
--------------------------------------------------------------------------------

RHJ MID CAP PORTFOLIO
---------------------

The performance of the Rice Hall James Mid Cap Portfolio as of October 31, 2004 was as follows:
--------------------------------------------------------------------
                                                 CALENDAR    ONE
AS OF OCTOBER 31, 2004     3 MONTHS   6 MONTHS      YTD      YEAR
                           --------   --------   --------    ----
--------------------------------------------------------------------
RHJ MID CAP                  5.30%       n/a        n/a       n/a
--------------------------------------------------------------------
Russell Midcap Index         6.55%      7.31%      8.69%    15.09%
--------------------------------------------------------------------

NOTE: THE RHJ MID CAP PORTFOLIO'S INCEPTION DATE IS JULY 30, 2004. GIVEN THE LENGTH OF THE PORTFOLIO'S EXISTENCE, PERFORMANCE CAN NOT BE CALCULATED FOR 6 MONTHS, CALENDAR YTD AND ONE YEAR TIME PERIODS.

Since the RHJ Mid Cap Portfolio has only been in existence since July 30, 2004, we can only comment on performance for the three months completed October 31, 2004. The Portfolio's 5.30% return fell 1.25% short of the benchmark return of 6.55%. The shortfall was seen primarily in two sectors of the Portfolio, Financials and Utilities. When combined, these two sectors accounted for nearly 30% of the Russell Midcap Index (22% in Financials and almost 8% in Utilities) and returned an average of approximately 9.5% during the quarter. Our combined weighting in these two groups was slightly under 6% of the Portfolio and this lack of representation cost the Portfolio just shy of 1% versus the benchmark index. Investors are paying what we feel is an unwarranted premium to expected earnings growth for Financials and Utilities -- prices well above our fundamentally based investment discipline.

RHJ SMALL/MID CAP PORTFOLIO
---------------------------

The performance of the Rice Hall James Small/Mid Cap Portfolio as of October 31, 2004 was as follows:

--------------------------------------------------------------------
                                                 CALENDAR    ONE
AS OF OCTOBER 31, 2004     3 MONTHS   6 MONTHS      YTD      YEAR
                           --------   --------   --------    ----
--------------------------------------------------------------------
RHJ SMALL/MID CAP            2.42%     -1.62%     -0.29%     4.64%
--------------------------------------------------------------------
Russell 2000 Index           6.21%      4.87%      5.75%    11.73%
--------------------------------------------------------------------
Russell Midcap Index         6.55%      7.31%      8.69%    15.09%
--------------------------------------------------------------------
50% Russell 2000 Index &
50% Russell Midcap Index     6.38%      6.10%      7.24%    13.42%
--------------------------------------------------------------------

NOTE: THREE INDICES ARE PROVIDED FOR COMPARATIVE PURPOSES, THE RUSSELL MIDCAP, THE RUSSELL 2000 AND A CUSTOM INDEX CREATED BY AVERAGING THE RETURNS OF THE RUSSELL 2000 AND THE RUSSELL MIDCAP INDICES. THIS 50/50 BLENDED RUSSELL INDEX IS THE APPROPRIATE BENCHMARK FOR THE RHJ SMALL/MID CAP PORTFOLIO.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

The primary culprit in the lagging performance of the RHJ Small/Mid Cap Portfolio for the one-year and six-month periods, as was the case in the Mid Cap Portfolio, was a lack of significant exposure to the Financials and Utilities sectors (27% or the benchmark blended index). Our small Portfolio weighting of 5% in these two top performing areas had a significant negative impact on both the 6 and 12 month returns of the Portfolio. In addition, during the past six months, the market has fortunately moved away from the high Price/Earnings leadership of the 2003 economic rebound, yet has continued to favor the commodity and/or deep cyclical stocks. Dramatic evidence of this was seen in the powerful sector returns in Energy and Materials (20% and 16% respectively), within the Blended Russell Index. The Small/Mid Cap Portfolio benefited from an overweight position in Energy (9% versus 5% for the benchmark), but was hurt by both poor stock selection and an underweight position in the Materials sector. Further dampening results were our stock picks in the Industrial sector. Our focus on high quality issues steered us away from many of the more highly leveraged (both financially and operationally) cyclical companies that, unfortunately, led the market's performance.

RHJ MICRO CAP PORTFOLIO
-----------------------

The performance of the Rice Hall James Micro Cap Portfolio as of October 31, 2004 was as follows:

--------------------------------------------------------------------
                                                 CALENDAR    ONE
AS OF OCTOBER 31, 2004     3 MONTHS   6 MONTHS      YTD      YEAR
                           --------   --------   --------    ----
--------------------------------------------------------------------
RHJ MICRO CAP                4.66%      0.73%      4.50%    12.45%
--------------------------------------------------------------------
Russell 2000 Index           6.21%      4.87%      5.75%    11.73%
--------------------------------------------------------------------

While it has been a tough six-month period in the RHJ Micro Cap Portfolio, a 4.14% shortfall to the Russell 2000 Index, the year ended October 2004 closed with the Portfolio slightly beating the Index return. Like the preceding discussion, little exposure (9% versus 24% for the benchmark index) to the Financial and Utilities sectors hurt the Micro Cap Portfolio during the past six months, but was more than offset by very strong stock choices in the Industrial and Consumer sectors for the entire year.

At Rice Hall James, we continue to use a strict fundamentally-based valuation approach to growth stock investing for all three strategies managed. As a result, sector weightings do not drive our selection process and we may be significantly over or under-weighted in a particular sector at any given point in time. Maximum capital appreciation is the primary objective of these Portfolios, current income generation is not a consideration and volatility and turnover may be high. No derivative investments are used.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

ECONOMIC OUTLOOK
----------------

Looking forward, the bad news is that the economy and earnings growth seem to be slowing. The good news is that they are slowing from a pretty strong rate to begin with. Second quarter real GDP growth was recently revised upward to 3.3% from 2.8%. Since the 2nd quarter of 2003, real GDP has experienced quarterly growth rates of 4.1%, 7.4%, 4.2%, 4.5%, and 3.3% -- well above the 40-year average.

In the face of such strong GDP growth and a truly astounding rise in some commodities, official measures of inflation remain low and the bond market has seemingly adjusted to the new interest rate environment. A significant reason why has to be the relatively disappointing employment outlook.

Overall unemployment is at a reasonably low 5.4% rate and there have been strong gains in the household employment survey which is probably the best measure for many highly skilled job categories. But the payroll survey has been surprisingly weak, probably because the growth in demand has been met by productivity improvement rather than new hiring. In addition to being good for corporate profits, this has kept inflation fears on the back burner and probably caused the Federal Reserve to at least reconsider its current stance of steady tightening at a "measured pace."

It seems to us that the effects of significant fiscal and monetary boosts are waning, if not completely gone. The death of the U.S. consumer has been wrongly forecast so often over the last 20 years that it pains us just to edge nearer the crowd doing it again, but the concerns are valid enough to repeat here, four straight years of direct stimulus through lower interest rates and tax cuts have sustained an otherwise tired consumer. The latest round of consumer spending was likely fueled by, at least in part, refinancing that has effectively removed and spent home equity.

Needless to say, today's economic environment paired with somewhat lofty market valuations have made it increasingly challenging for equity investors of all types. At RHJ, we remain patient and true to our investment discipline. We will continue to focus on building portfolios with unique businesses that have strong growth prospects and attractive valuations.


PORTFOLIO MANAGEMENT
The RHJ Portfolios


October 31, 2004

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

DEFINITION OF COMPARATIVE INDICES
---------------------------------

50/50 BLENDED RUSSELL INDEX is a custom index created by averaging the returns of the Russell 2000 and the Russell Mid Cap Indices.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO


--------------------------------------------------------------------------------

Growth of a $10,000 Investment

-------------------
   CUMULATIVE**
 INCEPTION TO DATE
-------------------
       5.30%
-------------------

[GRAPH OMITTED; PLOT POINTS FOLLOW:]

            RICE HALL JAMES           RUSSELL
            MID CAP PORTFOLIO      MIDCAP INDEX
            -----------------      ------------
7/30/04*        $10,000              $10,000
10/4/04          10,530               10,656

 * Beginning of operations.

** If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
  ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                         DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO


--------------------------------------------------------------------------------

Growth of a $10,000 Investment

-----------------------------------
   AVERAGE ANNUAL TOTAL RETURN**
 FOR PERIOD ENDED OCTOBER 31, 2004
-----------------------------------
                         Inception
  1 Year     5 Years      to Date
-----------------------------------
   4.64%      10.03%       9.98%
-----------------------------------

[GRAPH OMITTED; PLOT POINTS FOLLOW:]

           RICE HALL JAMES
            SMALL/MID CAP       RUSSELL 2000     RUSSELL MIDCAP    50/50 BLENDED RUSSELL
              PORTFOLIO            INDEX              INDEX                INDEX
           ---------------      ------------     --------------    ---------------------
11/01/96*       $10,000           $10,000           $10,000              $10,000
1997             12,676            12,933            12,877               12,916
1998             13,098            11,400            13,451               12,403
1999             13,270            13,096            15,754               14,399
2000             18,458            15,376            19,493               17,418
2001             18,654            13,423            15,980               14,745
2002             16,029            11,870            14,698               13,311
2003             20,453            17,017            19,972               18,585
2004             21,402            19,013            22,986               21,080

 * Beginning of operations. Index comparisons begin on 10/31/96.

** If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
  ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                         DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------

Growth of a $10,000 Investment

-----------------------------------
   AVERAGE ANNUAL TOTAL RETURN*
 FOR PERIOD ENDED OCTOBER 31, 2004
-----------------------------------
 1 Year     5 Years      10 Years
-----------------------------------
12.45%      13.97%        15.52%
-----------------------------------

[GRAPH OMITTED; PLOT POINTS FOLLOW:]

               RICE HALL JAMES
             MICRO CAP PORTFOLIO   RUSSELL 2000 INDEX
             -------------------   ------------------
10/31/94          $10,000             $10,000
1995               14,259              11,833
1996               17,030              13,800
1997               22,384              17,847
1998               17,714              15,732
1999               22,003              18,072
2000               27,948              21,218
2001               29,399              18,523
2002               24,601              16,380
2003               37,627              23,482
2004               42,312              26,237

* If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
  ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                         DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                           OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

Consumer Discretionary       27.6%
Industrials                  21.8%
Information Technology       12.7%
Materials                     7.6%
Health Care                   7.2%
Energy                        7.1%
Consumer Staples              6.6%
Cash Equivalents              5.1%
Financials                    4.3%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK -- 93.1%
--------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                             ------     --------
CONSUMER DISCRETIONARY -- 27.0%
   Autonation* .............................................  1,801  $   31,031
   Darden Restaurants ......................................  2,244      54,978
   Harrah's Entertainment ..................................    711      41,608
   International Speedway, Cl A ............................    893      42,007
   Knight-Ridder ...........................................    834      57,154
   Leggett & Platt .........................................  1,875      52,744
   New York Times, Cl A ....................................    862      34,523
   Polo Ralph Lauren .......................................  1,247      46,052
   Reebok International Ltd. ...............................  1,390      51,430
   Ross Stores .............................................  1,967      51,673
   Valassis Communications* ................................    857      29,463
                                                                     ----------
                                                                        492,663
                                                                     ----------
CONSUMER STAPLES -- 6.5%
   Hormel Foods ............................................  1,824      51,273
   Weight Watchers International* ..........................  1,873      67,278
                                                                     ----------
                                                                        118,551
                                                                     ----------
ENERGY -- 7.0%
   National-Oilwell* .......................................  1,716      57,847
   Noble* ..................................................  1,521      69,479
                                                                     ----------
                                                                        127,326
                                                                     ----------
FINANCIALS -- 4.2%
   CapitalSource* ..........................................  1,704      38,169
   Mercury General .........................................    746      38,367
                                                                     ----------
                                                                         76,536
                                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                           OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES      VALUE
                                                             ------   ----------
HEALTH CARE -- 7.1%
   Genzyme* ..............................................      674  $   35,365
   Medimmune* ............................................    1,948      55,362
   Thermo Electron* ......................................    1,330      38,570
                                                                     ----------
                                                                        129,297
                                                                     ----------
INDUSTRIALS -- 21.4%
   American Power Conversion .............................    2,981      57,474
   Aramark, Cl B .........................................    1,596      35,990
   Burlington Northern Santa Fe ..........................      981      41,016
   Dover .................................................    1,364      53,564
   JetBlue Airways* ......................................      807      17,794
   Manpower ..............................................      699      31,630
   Masco .................................................    1,245      42,654
   Northrop Grumman ......................................      995      51,491
   Waste Management ......................................    2,060      58,669
                                                                     ----------
                                                                        390,282
                                                                     ----------
INFORMATION TECHNOLOGY -- 12.4%
   Cadence Design Systems* ...............................    2,553      31,759
   Celestica* ............................................    3,075      44,526
   Ceridian* .............................................    1,751      30,205
   Harris ................................................    1,287      79,189
   Reynolds & Reynolds, Cl A .............................    1,656      40,754
                                                                     ----------
                                                                        226,433
                                                                     ----------
MATERIALS -- 7.5%
   Alcan .................................................    1,025      47,478
   Cabot .................................................    1,479      50,404
   Owens-Illinois* .......................................    2,077      38,487
                                                                     ----------
                                                                        136,369
                                                                     ----------
   Total Common Stock
      (Cost $1,622,097) ..................................            1,697,457
                                                                     ----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                           OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.0%
--------------------------------------------------------------------------------
                                                            SHARES      VALUE
                                                            ------   ----------
CASH EQUIVALENTS -- 5.0%
   HighMark Diversified Money Market Fund ...............   72,220   $   72,220
   HighMark U.S. Government Money Market Fund ...........   18,912       18,912
                                                                     ----------
   Total Short-Term Investments
      (Cost $91,132) ....................................                91,132
                                                                     ----------
   Total Investments -- 98.1%
      (Cost $1,713,229) .................................             1,788,589
                                                                     ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.9%
--------------------------------------------------------------------------------
   Receivable from Investment Advisor ...................                 5,992
   Trustees Fees Payable ................................                   (40)
   Administration Fees Payable ..........................                  (181)
   Distribution Fees Payable ............................                  (880)
   Other Assets and Liabilities, Net ....................                30,315
                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES ...................                35,206
                                                                     ----------
   TOTAL NET ASSETS -- 100.0% ...........................            $1,823,795
                                                                     ==========
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
   Paid in Capital ......................................            $1,747,773
   Accumulated net investment loss ......................                (1,784)
   Accumulated net realized gain on investments .........                 2,446
   Net unrealized appreciation on investments ...........                75,360
                                                                     ----------
   TOTAL NET ASSETS .....................................            $1,823,795
                                                                     ==========
INVESTOR CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) ............               173,164
   Net Asset Value, Offering and Redemption Price Per
      Share -- Investor Class ...........................                $10.53
                                                                         ======

   * Non-Income Producing Security
  Cl Class
Ltd. Limited


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

Consumer Discretionary       31.2%
Industrials                  21.0%
Information Technology       18.1%
Energy                        9.8%
Cash Equivalents              5.0%
Financials                    4.9%
Health Care                   4.3%
Consumer Staples              3.9%
Materials                     1.8%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK -- 95.4%
--------------------------------------------------------------------------------
                                                            SHARES      VALUE
                                                           -------   -----------
CONSUMER DISCRETIONARY -- 31.3%
   American Greetings, Cl A* ...........................   185,300 $  4,901,185
   Autoliv .............................................    72,600    3,103,650
   Big Lots* ...........................................   192,200    2,381,358
   CBRL Group ..........................................    86,900    3,150,994
   Domino's Pizza* .....................................   187,900    3,081,560
   Foot Locker .........................................   139,400    3,401,360
   Journal Communications, Cl A ........................   212,000    3,417,440
   O'Reilly Automotive* ................................   102,800    4,426,568
   Reebok International Ltd. ...........................   106,600    3,944,200
   Scholastic* .........................................    87,900    2,665,128
   Speedway Motorsports ................................   132,600    4,389,060
   Talbots .............................................   118,600    3,129,854
   Tupperware ..........................................   143,300    2,391,677
   Valassis Communications* ............................   135,000    4,641,300
   WCI Communities* ....................................   121,000    2,855,600
                                                                   ------------
                                                                     51,880,934
                                                                   ------------
CONSUMER STAPLES -- 3.9%
   Delta & Pine Land ...................................   108,700    2,860,984
   Smithfield Foods* ...................................   147,200    3,566,656
                                                                   ------------
                                                                      6,427,640
                                                                   ------------
ENERGY -- 9.9%
   Key Energy Services* ................................   385,600    4,434,400
   National-Oilwell* ...................................    76,500    2,578,815
   Noble Energy ........................................    94,800    5,498,400
   Tidewater ...........................................   125,000    3,866,250
                                                                   ------------
                                                                     16,377,865
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                           -------   -----------
FINANCIALS -- 5.0%
   Mercury General .....................................    74,700 $  3,841,821
   Ohio Casualty* ......................................   209,900    4,382,712
                                                                   ------------
                                                                      8,224,533
                                                                   ------------
HEALTH CARE -- 4.3%
   ICU Medical* ........................................    74,500    1,672,525
   PerkinElmer .........................................    87,466    1,796,552
   Pharmaceutical Product Development* .................    81,000    3,420,630
   Steris* .............................................    11,265      233,523
                                                                   ------------
                                                                      7,123,230
                                                                   ------------
INDUSTRIALS -- 21.0%
   ABM Industries ......................................    96,800    2,008,600
   Acuity Brands .......................................   104,100    2,761,773
   Brink's .............................................   133,000    4,269,300
   EnerSys* ............................................   150,800    1,990,560
   Hughes Supply .......................................   145,200    4,125,132
   Jacuzzi Brands* .....................................   382,400    3,307,760
   Orbital Sciences* ...................................   173,200    1,792,620
   Oshkosh Truck .......................................    64,500    3,799,050
   Quanta Services* ....................................   320,507    2,153,807
   Republic Services ...................................   157,200    4,841,760
   Werner Enterprises ..................................   183,100    3,881,720
                                                                   ------------
                                                                     34,932,082
                                                                   ------------
INFORMATION TECHNOLOGY -- 18.2%
   Borland Software* ...................................   289,500    2,964,480
   CSG Systems International* ..........................   203,700    3,424,197
   Gartner, Cl A* ......................................   282,800    3,365,320
   Integrated Circuit Systems* .........................   134,700    3,037,485
   MPS Group* ..........................................   191,200    2,013,336
   O2Micro International* ..............................   178,400    2,169,344
   Perot Systems, Cl A* ................................   236,700    3,794,301
   Reynolds & Reynolds, Cl A ...........................   147,000    3,617,670
   Transaction Systems Architects, Cl A* ...............   180,600    2,960,937
   Zebra Technologies, Cl A* ...........................    54,100    2,866,759
                                                                   ------------
                                                                     30,213,829
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ---------   ------------
MATERIALS -- 1.8%
   Valspar .........................................        64,300 $  3,000,238
                                                                   ------------
   Total Common Stock
      (Cost $135,964,411) ..........................                158,180,351
                                                                   ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.0%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.0%
   HighMark Diversified Money Market Fund ..........     6,638,634    6,638,634
   HighMark U.S. Government Money Market Fund ......     1,702,788    1,702,788
                                                                   ------------
   Total Short-Term Investments
      (Cost $8,341,422) ............................                  8,341,422
                                                                   ------------
   Total Investments -- 100.4%
      (Cost $144,305,833) ..........................                166,521,773
                                                                   ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased .....                 (1,771,641)
   Payable for Capital Shares Redeemed .............                   (336,390)
   Investment Advisory Fees Payable ................                   (112,412)
   Administration Fees Payable .....................                    (16,862)
   Trustees Fees Payable ...........................                     (2,824)
   Other Assets and Liabilities, Net ...............                  1,622,663
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                   (617,466)
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ......................               $165,904,307
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
   Paid in Capital .................................               $143,786,256
   Accumulated net realized loss on investments ....                    (97,889)
   Net unrealized appreciation on investments ......                 22,215,940
                                                                   ------------
   TOTAL NET ASSETS ................................               $165,904,307
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) .......                 11,865,751
   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class .......                     $13.98
                                                                         ======

   * Non-Income Producing Security
  Cl Class
Ltd. Limited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SUMMARY SCHEDULE OF INVESTMENTS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]

Information Technology       17.9%
Consumer Discretionary       16.3%
Financials                   14.4%
Health Care                  12.9%
Cash Equivalents              6.8%
Energy                        4.4%
Materials                     2.2%
Telecommunication Services    1.9%
Consumer Staples              1.1%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK -- 93.3%
--------------------------------------------------------------------------------
                                                % OF
                                              NET ASSETS    SHARES      VALUE
                                              ----------   -------   -----------
CONSUMER DISCRETIONARY -- 16.3%
   America's Car Mart* ......................    1.3%       64,800 $  2,237,544
   California Pizza Kitchen* ................    1.7       131,500    2,908,780
   Champion Enterprises* ....................    2.3       356,400    3,881,196
   Champps Entertainment* ...................    1.0       201,700    1,748,739
   Levitt, Cl A* ............................    0.9        67,100    1,600,335
   Nautilus Group ...........................    1.1        98,800    1,941,420
   O'Charleys* ..............................    1.3       140,500    2,180,560
   Oxford Industries ........................    1.0        43,800    1,624,542
   Other Securities .........................    5.7                  9,798,827
                                                                   ------------
                                                                     27,921,943
                                                                   ------------
CONSUMER STAPLES -- 1.1%
   Elizabeth Arden* .........................    1.1        81,600    1,956,768
                                                                   ------------
ENERGY -- 4.4%
   Oil States International* ................    1.4       132,400    2,430,864
   Tetra Technologies* ......................    2.1       119,476    3,577,111
   Other Securities .........................    0.9                  1,537,089
                                                                   ------------
                                                                      7,545,064
                                                                   ------------
FINANCIALS -- 14.4%
   ACE Cash Express* ........................    1.1        69,200    1,799,892
   First Financial Bancorp ..................    1.3       126,300    2,202,672
   ITLA Capital* ............................    0.9        33,300    1,612,419
   Placer Sierra Bancshares* ................    1.1        76,100    1,826,400
   Portfolio Recovery Associates* ...........    2.0       101,310    3,416,173

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                 % OF
                                              NET ASSETS    SHARES      VALUE
                                              ----------   -------   -----------
FINANCIALS -- CONTINUED
   Texas Capital Bancshares* ................    1.1%       96,500 $  1,907,805
   Virginia Commerce Bancorp* ...............    2.1       124,362    3,656,243
   Other Securities .........................    4.8                  8,265,287
                                                                   ------------
                                                                     24,686,891
                                                                   ------------
HEALTH CARE -- 12.9%
   Allied Healthcare International* .........    1.9       611,200    3,241,805
   America Service Group* ...................    1.1        52,500    1,877,925
   Healthcare Services Group ................    1.2       111,500    2,066,095
   Noven Pharmaceuticals* ...................    1.9       142,600    3,215,630
   Providence Service* ......................    1.1       104,500    1,931,160
   Vital Images* ............................    1.4       184,700    2,486,062
   Other Securities .........................    4.3                  7,372,002
                                                                   ------------
                                                                     22,190,679
                                                                   ------------
INDUSTRIALS -- 22.1%
   Administaff* .............................    1.4       215,000    2,461,750
   DiamondCluster International* ............    1.5       203,900    2,484,521
   EDO ......................................    1.5        93,700    2,621,726
   ElkCorp ..................................    1.0        61,300    1,725,595
   Gardner Denver* ..........................    2.4       139,700    4,188,206
   GSI Lumonics* ............................    1.6       304,700    2,727,370
   Marten Transport* ........................    1.1       102,537    1,877,452
   Mercury Computer Systems* ................    1.0        69,900    1,765,325
   Orbital Sciences* ........................    2.5       412,600    4,270,410
   Standard Parking* ........................    0.9       125,600    1,618,984
   Stewart & Stevenson Services .............    1.9       186,400    3,168,800
   Other Securities .........................    5.3                  9,008,491
                                                                   ------------
                                                                     37,918,630
                                                                   ------------
INFORMATION TECHNOLOGY -- 18.0%
   Advanced Digital Information* ............    0.9       180,300    1,613,685
   answerthink* .............................    1.3       568,600    2,282,929
   Captaris* ................................    1.6       575,700    2,648,220
   Captiva Software* ........................    0.9       163,460    1,608,446
   Carreker* ................................    2.0       370,000    3,341,100
   Digital Insight* .........................    1.2       125,500    1,965,330

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                % OF
                                              NET ASSETS   SHARES        VALUE
                                              ----------   -------     ---------
INFORMATION TECHNOLOGY -- CONTINUED
   Phoenix Technologies* ....................    1.6%      461,790 $  2,815,995
   SBS Technologies* ........................    1.2       152,000    2,026,160
   Sigmatel* ................................    1.7        97,700    2,882,150
   SYNNEX* ..................................    1.4       119,700    2,361,681
   Other Securities .........................    4.2                  7,278,227
                                                                   ------------
                                                                     30,823,923
                                                                   ------------
MATERIALS -- 2.2%
   Headwaters* ..............................    1.0        56,500    1,779,750
   Spartech .................................    1.1        77,700    1,958,040
   Other Securities .........................    0.1                     86,269
                                                                   ------------
                                                                      3,824,059
                                                                   ------------
TELECOMMUNICATION SERVICES -- 1.9%
   Carrier Access* ..........................    1.1       217,300    1,920,932
   Other Securities .........................    0.8                  1,313,035
                                                                   ------------
                                                                      3,233,967
                                                                   ------------
   Total Common Stock
      (Cost $139,532,888) ...................                       160,101,924
                                                                   ------------
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
   Other Securities
      (Cost $0) .............................    0.0                     14,398
                                                                   ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.8%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 6.8%
   HighMark Diversified Money
      Market Fund ...........................    4.0     6,850,290    6,850,290
   HighMark U.S. Government
      Money Market Fund .....................    2.8     4,772,157    4,772,157
                                                                   ------------
   Total Short-Term Investments
      (Cost $11,622,447) ....................                        11,622,447
                                                                   ------------
   Total Investments -- 100.1%
      (Cost $151,155,335) ...................                       171,738,769
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   ------------
   Payable for Investment Securities Purchased .................   $   (964,548)
   Investment Advisory Fees Payable ............................       (107,788)
   Payable for Capital Shares Redeemed .........................       (162,332)
   Administration Fees Payable .................................        (17,246)
   Trustees Fees Payable .......................................         (2,929)
   Other Assets and Liabilities, Net ...........................      1,067,430
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..........................       (187,413)
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ..................................   $171,551,356
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
   Paid in Capital .............................................   $131,516,148
   Accumulated net realized gain on investments ................     19,451,774
   Net unrealized appreciation on investments ..................     20,583,434
                                                                   ------------
   TOTAL NET ASSETS ............................................   $171,551,356
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ................      8,295,618
   Net Asset Value, Offering and Redemption Price
      Per Share -- Institutional Class .........................         $20.68
                                                                         ======

 * Non-Income Producing Security
Cl Class




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     RHJ PORTFOLIOS
                                                    FOR THE YEAR OR PERIOD ENDED
                                                    OCTOBER 31, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             MID CAP     SMALL/MID CAP    MICRO CAP
                                            PORTFOLIO*     PORTFOLIO      PORTFOLIO
                                            ----------   -------------   -----------
INVESTMENT INCOME
Dividends ...............................    $  2,233     $   923,354    $   449,023
Interest ................................         927          58,364         84,470
Less Foreign Taxes Withheld .............         (11)             --             --
                                             --------     -----------    -----------
   TOTAL INCOME .........................       3,149         981,718        533,493
                                             --------     -----------    -----------
EXPENSES
Shareholder Servicing Fees ..............       6,000          59,752        264,093
Investment Advisory Fees ................       3,171       1,351,261      1,211,553
Distribution Fees .......................         880              --             --
Administration Fees .....................         423         202,687        193,847
Organizational Costs ....................      11,544              --             --
Transfer Agent Fees .....................       6,252          49,410         49,230
Registration and Filing Fees ............         500          21,283         21,722
Audit Fees ..............................         230          21,544         23,043
Printing Fees ...........................         154          19,524         19,268
Custodian Fees ..........................         138          13,718         12,644
Legal Fees ..............................          80          12,110         12,031
Trustees' Fees ..........................          40           5,588          5,788
Other Expenses ..........................         391           3,281          2,981
                                             --------     -----------    -----------
   NET EXPENSES BEFORE EXPENSE
      WAIVER/REIMBURSEMENT AND
      FEES PAID INDIRECTLY ..............      29,803       1,760,158      1,816,200
Less:                                        --------     -----------    -----------
Advisory Fee Waiver .....................      (3,171)             --             --
Reimbursement from Investment Advisor ...     (21,699)             --             --
Fees Paid Indirectly -- Note 4 ..........          --         (63,640)            --
                                             --------     -----------    -----------
   NET EXPENSES AFTER EXPENSE
      WAIVER/REIMBURSEMENT AND
      FEES PAID INDIRECTLY ..............       4,933       1,696,518      1,816,200
                                             --------     -----------    -----------
NET INVESTMENT LOSS .....................      (1,784)       (714,800)    (1,282,707)
                                             --------     -----------    -----------

NET REALIZED GAIN ON INVESTMENTS ........       2,446      10,599,359     20,737,117
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ........      75,360      (3,349,363)    (3,514,229)
                                             --------     -----------    -----------
TOTAL NET GAIN ON INVESTMENTS ...........      77,806       7,249,996     17,222,888
                                             --------     -----------    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............    $ 76,022     $ 6,535,196    $15,940,181
                                             ========     ===========    ===========

* PORTFOLIO COMMENCED OPERATIONS ON JULY 30, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    PERIOD ENDED
                                                                     OCTOBER 31,
                                                                        2004*
                                                                    ------------
OPERATIONS:
   Net Investment Loss ...........................................   $   (1,784)
   Net Realized Gain on Investments ..............................        2,446
   Net Change in Unrealized Appreciation on Investments ..........       75,360
                                                                      ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........       76,022
                                                                      ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................    1,747,773
   In Lieu of Cash Distribution ..................................           --
   Redeemed ......................................................           --
                                                                      ----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....    1,747,773
                                                                      ----------
   TOTAL INCREASE IN NET ASSETS ..................................    1,823,795

NET ASSETS:
   Beginning of Period ...........................................           --
                                                                      ----------
   End of Period .................................................   $1,823,795
                                                                      ==========
Undistributed Net Investment Loss ................................   $   (1,784)
                                                                      ==========
SHARES ISSUED AND REDEEMED:
   Issued ........................................................      173,164
   In Lieu of Cash Distributions .................................           --
   Redeemed ......................................................           --
                                                                      ----------
   NET INCREASE FROM SHARES ISSUED ...............................      173,164
                                                                      ==========

* PORTFOLIO COMMENCED OPERATIONS ON JULY 30, 2004.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     YEAR ENDED     YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2004           2003
                                                    ------------   ------------
OPERATIONS:
   Net Investment Loss ..........................   $   (714,800)  $   (426,308)
   Net Realized Gain on Investments .............     10,599,359        561,570
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .............     (3,349,363)    30,290,387
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .................      6,535,196     30,425,649
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................     64,931,237     69,870,671
   Redeemed .....................................    (52,187,339)   (35,025,465)
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ................     12,743,898     34,845,206
                                                    ------------   ------------
   TOTAL INCREASE IN NET ASSETS .................     19,279,094     65,270,855

NET ASSETS:
   Beginning of Year ............................    146,625,213     81,354,358
                                                    ------------   ------------
   End of Year ..................................   $165,904,307   $146,625,213
                                                    ============   ============
Undistributed Net Investment Income .............   $         --   $         --
                                                    ============   ============
SHARES ISSUED AND REDEEMED:
   Issued .......................................      4,589,802      6,347,057
   Redeemed .....................................     (3,698,723)    (3,143,699)
                                                    ------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ........................        891,079      3,203,358
                                                    ============   ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     YEAR ENDED     YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2004           2003
                                                    ------------   ------------
OPERATIONS:
   Net Investment Loss ..........................   $ (1,282,707)  $   (785,863)
   Net Realized Gain on Investments .............     20,737,117     14,042,969
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .............     (3,514,229)    27,321,350
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .................     15,940,181     40,578,456
                                                    ------------   ------------
DISTRIBUTIONS:
   Net Realized Gain ............................     (3,886,283)            --
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................     81,877,849     63,436,245
   In Lieu of Cash Distributions ................      3,858,581             --
   Redeemed .....................................    (55,212,674)   (41,814,244)
   Redemption Fees ..............................         15,824             --
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ................     30,539,580     21,622,001
                                                    ------------   ------------
TOTAL INCREASE IN NET ASSETS                          42,593,478     62,200,457

NET ASSETS:
   Beginning of Year ............................    128,957,878     66,757,421
                                                    ------------   ------------
   End of Year ..................................   $171,551,356   $128,957,878
                                                    ============   ============
Undistributed Net Investment Income .............   $         --   $         --
                                                    ============   ============
SHARE TRANSACTIONS:
   Issued .......................................      4,014,781      4,324,098
   In Lieu of Cash Distributions ................        202,118             --
   Redeemed .....................................     (2,736,300)    (2,904,951)
                                                    ------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ........................      1,480,599      1,419,147
                                                    ============   ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                         SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED OCTOBER 31,
                                  ----------------------------------------------
                                                     2004*
                                                    ------

Net Asset Value,
   Beginning of Period ....................         $10.00
                                                    ------
Income from
   Investment Operations:
   Net Investment Loss ....................          (0.01)(1)
   Net Realized and Unrealized
      Gain ................................           0.54(1)
                                                    ------
   Total from Investment
      Operations ..........................           0.53
                                                    ------
   Net Asset Value, End of Period .........         $10.53
                                                    ======
   TOTAL RETURN+ ..........................           5.30%***
                                                    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....         $1,824
Ratio of Expenses to Average
   Net Assets .............................           1.40%**
Ratio of Expenses to Average
   Net Assets (Excluding Waivers/
      Reimbursement) ......................           8.48%**
Ratio of Net Investment Loss to
   Average Net Assets .....................          (0.51%)**
Portfolio Turnover Rate ...................              5%

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY ADVISOR DURING THE PERIOD.
  * PORTFOLIO COMMENCED OPERATIONS ON JULY 30, 2004.
 ** ANNUALIZED.
*** NOT ANNUALIZED.
(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SELECTED PER SHARE DATA & RATIOS
                                             FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                       YEARS ENDED OCTOBER 31,
                                      ---------------------------------------------------------
                                        2004         2003      2002(1)      2001          2000
                                      --------     --------    -------    --------      -------
Net Asset Value,
   Beginning of Year ...............  $  13.36     $  10.47    $ 12.36     $ 17.93      $ 12.89
                                      --------     --------    -------     -------      -------
Income (Loss) from
   Investment Operations:
   Net Investment Loss .............     (0.06)(3)    (0.04)     (0.04)      (0.02)          --
   Net Realized and
      Unrealized Gain (Loss) .......      0.68(3)      2.93      (1.66)       0.04++       5.04
                                      --------     --------    -------     -------      -------
   Total from Investment
      Operations ...................      0.62         2.89      (1.70)       0.02         5.04
                                      --------     --------    -------     -------      -------
Dividends and Distributions:
   Net Investment Income ...........        --           --         --       (0.00)#         --
   Net Realized Gain ...............        --           --      (0.19)      (5.59)          --
                                      --------     --------    -------     -------      -------
   Total Dividends and
      Distributions ................        --           --      (0.19)      (5.59)          --
                                      --------     --------    -------     -------      -------
   Net Asset Value,
      End of Year ..................  $  13.98     $  13.36    $ 10.47     $ 12.36      $ 17.93
                                      ========     ========    =======     =======      =======
   TOTAL RETURN+ ...................      4.64%       27.60%    (14.07)%      1.06%(2)    39.10%(2)
                                      ========     ========    =======     =======      =======
RATIOS AND SUPPLEMENTAL DATA

Net Assets, End of Year
   (Thousands) .....................  $165,904     $146,625    $81,354     $43,587      $21,207
Ratio of Expenses to
   Average Net Assets ..............      1.00%        1.00%      1.22%       1.25%        1.26%
Ratio of Expenses to
   Average Net Assets
   (Excluding Fees Paid
   Indirectly) .....................      1.04%        1.02%      1.22%       1.39%        1.67%
Ratio of Net Investment Income
   (Loss) to Average Net Assets ....     (0.42)%      (0.38)%    (0.48)%     (0.18)%       0.02%
Portfolio Turnover Rate ............        64%          58%        64%         61%         119%

 +  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO
    DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
++  THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE
    YEAR DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE
    SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE
    INVESTMENTS OF THE PORTFOLIO.
 #  VALUE IS LESS THAN $0.01 PER SHARE.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO
    ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO, A
    SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL
    JAMES SMALL/MID CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE
    UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO.
(2) TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY
    THE ADVISER DURING THE YEARS INDICATED.
(3) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SELECTED PER SHARE DATA & RATIOS
                                             FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                       YEARS ENDED OCTOBER 31,
                                      ---------------------------------------------------------
                                        2004         2003      2002(1)       2001         2000
                                      --------     --------    -------     -------      -------
Net Asset Value,
   Beginning of Year ...............  $  18.92     $  12.37    $ 15.57     $ 17.30      $ 16.06
                                      --------     --------    -------     -------      -------
Income (Loss) from
   Investment Operations:
   Net Investment Loss .............     (0.16)(2)    (0.12)     (0.13)      (0.05)       (0.07)
   Net Realized and
      Unrealized Gain (Loss) .......      2.47(2)      6.67      (2.22)       0.71         3.98
                                      --------     --------    -------     -------      -------
   Total from Investment
      Operations ...................      2.31         6.55      (2.35)       0.66         3.91
                                      --------     --------    -------     -------      -------
   Redemption Fees .................        --*          --         --          --           --
                                      --------     --------    -------     -------      -------
Distributions:
   Net Realized Gain ...............     (0.55)          --      (0.85)      (2.39)       (2.67)
                                      --------     --------    -------     -------      -------
   Net Asset Value,
      End of Year ..................  $  20.68     $  18.92    $ 12.37     $ 15.57      $ 17.30
                                      ========     ========    =======     =======      =======
   TOTAL RETURN+ ...................     12.45%       52.95%    (16.32)%      5.19%       27.02%
                                      ========     ========    =======     =======      =======
RATIOS AND SUPPLEMENTAL DATA

Net Assets, End of Year
   (Thousands) .....................  $171,551     $128,958    $66,757     $74,498      $62,158
Ratio of Expenses to
   Average Net Assets ..............      1.12%        1.13%      1.20%       1.21%        1.19%
Ratio of Net Investment Loss
   to Average Net Assets ...........     (0.79)%      (0.89)%    (0.83)%     (0.34)%      (0.43)%
Portfolio Turnover Rate ............       106%         121%       125%        148%         130%

 *  VALUE IS LESS THAN $0.01 PER SHARE.
 +  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO
    DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO
    ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES MICRO CAP PORTFOLIO, A SERIES
    OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES
    MICRO CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE
    HALL JAMES SMALL CAP PORTFOLIO.
(2) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 portfolios. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio, and Rice Hall James Micro Cap Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolios.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Portfolios are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolios seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees (the "Board"). The Portfolios' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
     the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed to a particular Portfolio are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Rice Hall James Mid Cap Portfolio, which commenced operations on July 30, 2004, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of October 31, 2004, $34,257 remained to be amortized.

     REDEMPTION FEES -- The Rice Hall James Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 180 days from the date of purchase. The redemption fee is recorded as an increase to paid-in-capital. The Rice Hall James Micro Cap Portfolio imposed redemption fees of $15,824 for the year ended October 31, 2004.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
4.   ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT
     AGREEMENTS:

The Portfolios and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the year ended October 31, 2004 the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio paid the administrator 0.12% of the Portfolio's average daily net assets.

The Rice Hall James Small/Mid Cap Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $63,640, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the average net assets for the year ended October 31, 2004 was 0.04%.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Rice Hall James Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Rice Hall James Mid Cap Portfolio's average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolios that are serviced by the financial repre-

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
sentative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolios' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the "Adviser").

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio. For its services, the Mid Cap Portfolio pays the adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Portfolio average daily net assets. The Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio has a fee calculated at an annual rate of 0.80% and 0.75% of each Portfolio's average daily net assets, respectively. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Rice Hall James Mid Cap Portfolio's, Rice Hall James Small/Mid Cap Portfolio's and the Rice Hall James Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40%, 1.25% and 1.40% of average daily net assets, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long term U.S. Government securities and short-term securities for the year ended October 31, 2004, are as followed:

                                  PURCHASES                SALES
                                ------------           ------------
Mid Cap Portfolio               $  1,693,240           $     73,590
Small/Mid Cap Portfolio          116,509,204            103,082,782
Micro Cap Portfolio              179,938,472            158,486,168

There were no purchases or sales of long-term U.S. Government Securities.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
7.   FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax basis differences relating to net operating losses resulted in reclassification for the year ended October 31, 2004 as follows:

                                       UNDISTRIBUTED        ACCUMULATED
                        PAID IN        NET INVESTMENT        REALIZED
RHJ PORTFOLIOS          CAPITAL           INCOME              LOSS
--------------         ---------       --------------       -----------
Small/Mid Cap          $(714,800)        $  714,800         $        --
Micro Cap                     --          1,282,707          (1,282,707)

These reclassifications had no impact on the net assets or net asset value of the Portfolios.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows:

                             ORDINARY        LONG-TERM
RHJ PORTFOLIOS                INCOME       CAPITAL GAIN        TOTAL
----------------            ----------     ------------     ----------
Micro Cap           2004    $1,931,138      $1,955,145      $3,886,283
                    2003            --              --              --

As of October 31, 2004, the components of Distributable Earnings were as follows:

                                  MID CAP    SMALL/MID CAP      MICRO CAP
                                ----------   -------------     -----------
Undistributed Ordinary Income     $ 9,913     $        --      $10,906,633
Undistributed Long-Term
   Capital Gain                        --              --        8,626,854
Capital Loss Carryforwards
   (Expiring October 31, 2010)         --         (19,404)              --
Unrealized Appreciation            75,360      22,137,455       20,501,721
Other temporary differences        (9,251)             --               --
                                  -------     -----------      -----------
Total Distributable Earnings       76,022      22,118,051       40,035,208
                                  =======     ===========      ===========

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. At October 31, 2004, the Small/Mid Cap Portfolio had capital loss carryforwards available to offset future realized capital gains through October 31, 2010 in the amount of $19,404. During the year ended October 31, 2004, the RHJ Small/Mid Cap Portfolio utilized $10,636,477 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at October 31, 2004, were as follows:

                     FEDERAL       APPRECIATED    DEPRECIATED    NET UNREALIZED
RHJ PORTFOLIOS       TAX COST      SECURITIES     SECURITIES     APPRECIATION
---------------   -------------    -----------    -----------    --------------
Mid Cap            $  1,713,229    $   104,196    $   (28,836)     $    75,360
Small/Mid Cap       144,384,318     26,497,142     (4,359,687)      22,137,455
Micro Cap           151,237,048     26,312,025     (5,810,304)      20,501,721

8.   OTHER:

At October 31, 2004, the percentage of total shares outstanding held by shareholders for each Portfolio, which comprised of an omnibus account that was held on behalf of several individual shareholders was as follows:

                                                           NO. OF          %
RHJ PORTFOLIOS                                          SHAREHOLDERS   OWNERSHIP
--------------                                          ------------   ---------
Mid Cap..............................................        3            93%
Small/Mid Cap........................................        2            27%
Micro Cap............................................        2            72%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Rice Hall James Mid Cap Portfolio
Rice Hall James Small/Mid Cap Portfolio
Rice Hall James Micro Cap Portfolio

In our opinion, the accompanying statement of net assets of the Rice Hall James Mid Cap Portfolio and the Rice Hall James Small/Mid Cap Portfolio, and the summary statement of net assets of the Rice Hall James Micro Cap Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Portfolio, (three of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2004, the results of each of their operations for the year or period then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
December 23, 2004

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to

                                                                     TERM OF
                                              POSITION(S)          OFFICE AND
NAME, ADDRESS,                                 HELD WITH            LENGTH OF
    AGE(1)                                     THE TRUST         TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T.                                         Trustee            Since 1993
COONEY
77 yrs. old
--------------------------------------------------------------------------------
ROBERT A.                                       Trustee            Since 1993
PATTERSON
87 yrs. old





--------------------------------------------------------------------------------
EUGENE B.                                       Trustee            Since 1993
PETERS
75 yrs. old





--------------------------------------------------------------------------------
JAMES M.                                        Trustee            Since 1994
STOREY
73 yrs. old





--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's
  Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------


be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-932-7781. The following chart lists Trustees and Officers as of November 16, 2004.

                                     NUMBER OF
                                     PORTFOLIOS
                                  IN THE ADVISORS'
                                 INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                    MEMBER          HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------



Vice Chairman of Ameritrust              43          Trustee of The Advisors'
Texas N.A., 1989-1992, and                           Inner Circle Fund II, The
MTrust Corp., 1985-1989.                             MDL Funds and The
                                                     Expedition Funds.
--------------------------------------------------------------------------------
Pennsylvania State University,           43          Member and Treasurer, Board
Senior Vice President,                               of Trustees of Grove City
Treasurer (Emeritus);                                College. Trustee of The
Financial and Investment                             Advisors' Inner Circle Fund
Consultant, Professor of                             II, The MDL Funds and The
Transportation since 1984;                           Expedition Funds.
Vice President-Investments,
Treasurer, Senior Vice
President (Emeritus),
1982-1984. Director,
Pennsylvania Research Corp.
--------------------------------------------------------------------------------
Private investor from 1987 to            43          Trustee of The Advisors'
present. Vice President and                          Inner Circle Fund II, The
Chief Financial officer,                             MDL Funds and The
Western Company of North                             Expedition Funds.
America (petroleum service
company), 1980-1986. President
of Gene Peters and Associates
(import company), 1978-1980.
President and Chief Executive
Officer of Jos. Schlitz
Brewing Company before 1978.
--------------------------------------------------------------------------------
Attorney, solo practitioner              43          Trustee of The Advisors'
since 1994. Partner, Dechert                         Inner Circle Fund II, The
(law firm), September                                MDL Funds, The Expedition
1987-December 1993.                                  Funds, State Street
                                                     Research Funds,
                                                     Massachusetts Health and
                                                     Education Tax-Exempt Trust,
                                                     SEI Asset Allocation Trust,
                                                     SEI Daily Income Trust, SEI
                                                     Index Funds, SEI
                                                     Institutional International
                                                     Trust, SEI Institutional
                                                     Investments Trust, SEI
                                                     Institutional Managed
                                                     Trust, SEI Liquid Asset
                                                     Trust and SEI Tax Exempt
                                                     Trust.
--------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
-------------------------------------------------------------------------------


                                                                      TERM OF
                                                POSITION(S)         OFFICE AND
             NAME, ADDRESS,                      HELD WITH           LENGTH OF
                 AGE(1)                          THE TRUST        TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J.                                         Trustee         Since 1999
SULLIVAN, JR.
62 yrs. old




--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.                                         Chairman        Since 1991
NESHER                                          of the Board
58 yrs. old                                     of Trustees




--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's
  Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

                                     NUMBER OF
                                     PORTFOLIOS
                                  IN THE ADVISORS'
                                 INNER CIRCLE FUND
    PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS              MEMBER          HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------



Chief Executive Officer,                 43          Trustee, State Street
Newfound Consultants, Inc.                           Navigator Securities
since April 1997. General                            Lending Trust, since 1995.
Partner, Teton Partners, L.P.,                       Trustee of The Advisors'
June 1991-December 1996; Chief                       Inner Circle Fund II, The
Financial Officer, Nobel                             MDL Funds, The Expedition
Partners, L.P., March 1991-                          Funds, SEI Asset Allocation
December 1996; Treasurer and                         Trust, SEI Daily Income
Clerk, Peak Asset Management,                        Trust, SEI Index Funds, SEI
Inc., since 1991.                                    Institutional International
                                                     Trust, SEI Institutional
                                                     Investment Trust, SEI
                                                     Institutional Managed
                                                     Trust, SEI Liquid Asset
                                                     Trust, SEI Tax Exempt
                                                     Trust, SEI Absolute Return
                                                     Master Fund, L.P., SEI
                                                     Opportunity Master Fund,
                                                     L.P., SEI Absolute Return
                                                     Fund, L.P. and SEI
                                                     Opportunity Fund, L.P.
--------------------------------------------------------------------------------



Currently performs various               43          Trustee of The Advisors'
services on behalf of SEI                            Inner Circle Fund II,
Investments for which Mr.                            Bishop Street Funds, The
Nesher is compensated.                               Expedition Funds, The MDL
Executive Vice President of                          Funds, SEI Asset Allocation
SEI Investments, 1986-1994.                          Trust, SEI Daily Income
Director and Executive Vice                          Trust, SEI Index Funds, SEI
President of the Administrator                       Institutional International
and the Distributor,                                 Trust, SEI Institutional
1981-1994.                                           Investments Trust, SEI
                                                     Institutional Managed
                                                     Trust, SEI Liquid Asset
                                                     Trust, SEI Tax Exempt
                                                     Trust, SEI Opportunity
                                                     Master Fund, L.P., SEI
                                                     Opportunity Fund, L.P., SEI
                                                     Absolute Return Master
                                                     Fund, L.P., SEI Absolute
                                                     Return Fund, L.P., SEI
                                                     Global Master Fund, PLC,
                                                     SEI Global Assets Fund,
                                                     PLC, SEI Global Investments
                                                     Fund, PLC and SEI
                                                     Investments Global,
                                                     Limited.
--------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
-------------------------------------------------------------------------------

                                                                     TERM OF
                                               POSITION(S)          OFFICE AND
             NAME, ADDRESS,                     HELD WITH            LENGTH OF
                AGE(1)                          THE TRUST         TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------

WILLIAM M. DORAN                                  Trustee           Since 1992
1701 Market Street
Philadelphia, PA
64 yrs. old

--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                               President          Since 2003
42 yrs. old

--------------------------------------------------------------------------------
PETER GOLDEN                                     Controller         Since 2004
40 yrs. old                                      and Chief
                                             Financial Officer

--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                                 Chief            Since 2004
36 yrs. old                                     Compliance
                                                  Officer

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's
   Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------


                                     NUMBER OF
                                    PORTFOLIOS
                                  IN THE ADVISORS'
                                 INNER CIRCLE FUND       OTHER DIRECTORSHIPS
   PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD          HELD BY BOARD
     DURING PAST 5 YEARS          MEMBER/OFFICERS         MEMBER/OFFICERS(3)
--------------------------------------------------------------------------------
Self-employed consultant since          43           Director of SEI Investments
2003. Partner, Morgan, Lewis &                       Company and SEI Investments
Bockius LLP (law firm),                              Distribution Co., Trustee
counsel to the Trust, SEI                            of The Advisors' Inner
Investments, the Administrator                       Circle Fund II, The MDL
and the Distributor from                             Funds, The Expedition
1976-2003. Director of                               Funds, SEI Asset Allocation
Distributor since 2003.                              Trust, SEI Daily Income
Director of SEI Investments                          Trust, SEI Index Funds, SEI
1974 to 2003; Secretary of SEI                       Institutional International
Investments since 1978.                              Trust, SEI Institutional
                                                     Investments Trust, SEI
                                                     Institutional Managed
                                                     Trust, SEI Liquid Asset
                                                     Trust and SEI Tax Exempt
                                                     Trust.
--------------------------------------------------------------------------------
Senior Operations Officer, SEI          N/A                     N/A
Investments, Fund Accounting
and Administration since 1996;
Assistant Chief Accountant for
the U.S. Securities and
Exchange Commission from.
1993-1996; Audit Manager,
Coopers & Lybrand LLP from
1985-1993.
--------------------------------------------------------------------------------
Director, SEI Investments,              N/A                     N/A
Fund Accounting and
Administration since June
2001. From March 2000 to 2001,
Vice President of Funds
Administration for J.P. Morgan
Chase & Co. From 1997 to 2000,
Vice President of Pension and
Mutual Fund Accounting for
Chase Manhattan Bank.
--------------------------------------------------------------------------------
Vice President and Assistant            N/A                     N/A
Secretary of SEI Investments
Global Funds Services and SEI
Investments Distribution Co.
from 2000-2004; Vice
President, Merrill Lynch & Co.
Asset Management Group from
1998-2000; Associate at Pepper
Hamilton LLP from 1997-1998.
--------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e.,
   "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
-------------------------------------------------------------------------------

                                                                       TERM OF
                                               POSITION(S)            OFFICE AND
   NAME, ADDRESS,                               HELD WITH             LENGTH OF
       AGE(1)                                   THE TRUST            TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE                                  Vice President          Since 2004
36 yrs. old                                   and Secretary




--------------------------------------------------------------------------------
TIMOTHY D. BARTO                            Vice President and        Since 2000
36 yrs. old                                Assistant Secretary



--------------------------------------------------------------------------------
JOHN MUNERA                                 Vice President and        Since 2002
41 yrs. old                                Assistant Secretary



--------------------------------------------------------------------------------
PHILIP T. MASTERSON                         Vice President and        Since 2002
40 yrs. old                                Assistant Secretary




--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------


                                             NUMBER OF
                                            PORTFOLIOS
                                          IN THE ADVISORS'
                                         INNER CIRCLE FUND
    PRINCIPAL OCCUPATION(S)                 OVERSEEN BY      OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS                     OFFICER          HELD BY OFFICER
--------------------------------------------------------------------------------
Employed by SEI Investments                     N/A                  N/A
Company since 2004. Vice
President, Deutsche Asset
Management from 2003-2004.
Associate, Morgan, Lewis &
Bockius LLP from 2000-2003.
Counsel, Assistant Vice
President, ING Variable
Annuities Group from
1999-2000.
--------------------------------------------------------------------------------
General Counsel, Vice                           N/A                  N/A
President and Secretary of SEI
Investments Global Funds
Services since 1999;
Associate, Dechert (law firm)
from 1997-1999; Associate,
Richter, Miller & Finn (law
firm) from 1994-1997.
--------------------------------------------------------------------------------
Middle Office Compliance                        N/A                  N/A
Officer at SEI Investments
since 2000; Supervising
Examiner at Federal Reserve
Bank of Philadelphia from
1998-2000.
--------------------------------------------------------------------------------
Employed by SEI Investments                     N/A                  N/A
Company since 2004. General
Counsel, CITCO Mutual Fund
Services from 2003-2004; Vice
President and Associate
Counsel from 2001-2003 and
Vice President and Assistant
Counsel, Oppenheimer Funds
from 1997-2001.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                 BEGINNING     ENDING                 EXPENSE
                                  ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE       VALUE       EXPENSE     DURING
                                  4/30/04     10/31/04     RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Mid Cap Portfolio(1)             $1,000.00   $1,053.00      1.40%      $3.53
Small/Mid Cap Portfolio           1,000.00      983.80      0.99        4.94
Micro Cap Portfolio               1,000.00    1,007.30      1.15        5.80
HYPOTHETICAL 5% RETURN
Mid Cap Portfolio(1)             $1,000.00   $1,008.85      1.40%      $3.46
Small/Mid Cap Portfolio           1,000.00    1,020.16      0.99        5.03
Micro Cap Portfolio               1,000.00    1,019.36      1.15        5.84
--------------------------------------------------------------------------------

*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one half year period).
1The Portfolio's inception date was July 30, 2004. Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 90/366 (to reflect the period since inception).

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2004, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Portfolios are designating the following items with regard to distributions paid during the year.

                                 LONG LONG
                                 (15% RATE)      ORDINARY
                                CAPITAL GAIN      INCOME           TOTAL        QUALIFYING
                               DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS (1)
                               -------------   -------------   -------------   -------------
Mid Cap Portfolio ..........        0.00%           0.00%           0.00%          0.00%
Small/Mid Cap Portfolio ....        0.00%           0.00%           0.00%          0.00%
Micro Cap Portfolio ........       50.31%          49.69%         100.00%          6.05%

1 QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED
  DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

  THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE
  TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION
  WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

                                      NOTES

                                      NOTES

                         THE RICE HALL JAMES PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-474-5669

                                    ADVISER:
                        Rice Hall James & Associates, LLC
                          600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




              This information must be preceded or accompanied by a
                current prospectus for the Portfolios described.



RHJ-AR-001-0300

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS



THE ADVISORS' INNER CIRCLE FUND                          RICE HALL JAMES MICRO CAP PORTFOLIO
                                                                            OCTOBER 31, 2004
--------------------------------------------------------------------------------------------



                                                                   SHARES          VALUE
                                                              --------------  --------------
--------------------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 93.3%
--------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.3%
    America's Car Mart*                                               64,800    $  2,237,544
    California Pizza Kitchen*                                        131,500       2,908,780
    Champion Enterprises*                                            356,400       3,881,196
    Champps Entertainment*                                           201,700       1,748,739
    Digital Theater Systems*                                          70,600       1,200,906
    Fleetwood Enterprises*                                           104,600       1,316,914
    Goody's Family Clothing                                          135,000       1,186,650
    Hancock Fabrics                                                  136,500       1,401,855
    Levitt, Cl A*                                                     67,100       1,600,335
    Nautilus Group                                                    98,800       1,941,420
    O'Charleys*                                                      140,500       2,180,560
    Oxford Industries                                                 43,800       1,624,542
    Palm Harbor Homes*                                                74,400       1,115,256
    Rubio's Restaurants*                                              81,400         728,611
    TBC*                                                              67,700       1,504,971
    Topps                                                            133,300       1,343,664
                                                                                ------------
                                                                                  27,921,943
                                                                                ------------
CONSUMER STAPLES -- 1.1%
    Elizabeth Arden*                                                  81,600       1,956,768
                                                                                ------------
ENERGY -- 4.4%
    Oil States International*                                        132,400       2,430,864
    Tesco*                                                           150,695       1,537,089
    Tetra Technologies*                                              119,476       3,577,111
                                                                                ------------
                                                                                   7,545,064
                                                                                ------------
FINANCIALS -- 14.4%
    ACE Cash Express*                                                 69,200       1,799,892
    Columbia Bancorp                                                  45,220         807,177
    Education Lending Group*                                          81,840       1,302,484
    First Financial Bancorp                                          126,300       2,202,672
    Franklin Bank Corp*                                               56,700         935,550
    ITLA Capital*                                                     33,300       1,612,419
    Jones Lang LaSalle*                                               40,400       1,292,800
    Online Resources*                                                198,842       1,443,593
    Placer Sierra Bancshares*                                         76,100       1,826,400
    Portfolio Recovery Associates*                                   101,310       3,416,173
    Texas Capital Bancshares*                                         96,500       1,907,805
    Thomas Properties Group*                                         121,400       1,456,800
    Trico Bancshares                                                  47,300       1,026,883
    Virginia Commerce Bancorp*                                       124,362       3,656,243
                                                                                ------------
                                                                                  24,686,891
                                                                                ------------
HEALTH CARE -- 12.9%
    Allied Healthcare International*                                 611,200       3,241,805
    America Service Group*                                            52,500       1,877,925
    American Healthways*                                              35,100       1,059,318
    AMN Healthcare Services*                                          71,700         846,060
    Healthcare Services Group                                        111,500       2,066,095
    Icon ADR*                                                         43,030       1,420,420
    LabOne*                                                           41,400       1,242,000
    Matrixx Initiatives*                                              95,400       1,192,500
    Merit Medical Systems*                                            72,388         749,216

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



THE ADVISORS' INNER CIRCLE FUND                          RICE HALL JAMES MICRO CAP PORTFOLIO
                                                                            OCTOBER 31, 2004
--------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                              --------------  --------------

--------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
    Noven Pharmaceuticals*                                           142,600    $  3,215,630
    PetMed Express*                                                  158,400         862,488
    Providence Service*                                              104,500       1,931,160
    Vital Images*                                                    184,700       2,486,062
                                                                                ------------
                                                                                  22,190,679
                                                                                ------------
INDUSTRIALS -- 22.1%
    Actuant, Cl A*                                                    23,800         944,146
    Administaff*                                                     215,000       2,461,750
    American Ecology*                                                 82,200         918,174
    Comfort Systems USA*                                             206,000       1,427,580
    DiamondCluster International*                                    203,900       2,484,521
    EDO                                                               93,700       2,621,726
    ElkCorp                                                           61,300       1,725,595
    FirstService*                                                     46,900       1,266,300
    Gardner Denver*                                                  139,700       4,188,206
    GSI Lumonics*                                                    304,700       2,727,370
    Intersections*                                                    58,100         778,250
    LECG*                                                             47,900         876,091
    Marten Transport*                                                102,537       1,877,452
    Mercury Computer Systems*                                         69,900       1,765,325
    Old Dominion Freight Line*                                        43,200       1,210,680
    Orbital Sciences*                                                412,600       4,270,410
    Presstek*                                                        157,000       1,587,270
    Standard Parking*                                                125,600       1,618,984
    Stewart & Stevenson Services                                     186,400       3,168,800
                                                                                ------------
                                                                                  37,918,630
                                                                                ------------
INFORMATION TECHNOLOGY -- 18.0%
    Actuate*                                                         286,600         709,335
    Advanced Digital Information*                                    180,300       1,613,685
    answerthink*                                                     568,600       2,282,929
    Captaris*                                                        575,700       2,648,220
    Captiva Software*                                                163,460       1,608,446
    Carreker*                                                        370,000       3,341,100
    Cybersource*                                                     171,600       1,122,264
    Digital Insight*                                                 125,500       1,965,330
    Embarcadero Technologies*                                        131,900       1,072,347
    Phoenix Technologies*                                            461,790       2,815,995
    Pixelworks*                                                       47,700         538,533
    SBS Technologies*                                                152,000       2,026,160
    Sigmatel*                                                         97,700       2,882,150
    SYKES Enterprises*                                               262,000       1,562,830
    SYNNEX*                                                          119,700       2,361,681
    Transaction Systems Architects, Cl A*                             35,900         588,581
    TRM*                                                              61,000       1,069,940
    WebSideStory*                                                     62,123         614,397
                                                                                ------------
                                                                                  30,823,923
                                                                                ------------
MATERIALS -- 2.2%
    Headwaters*                                                       56,500       1,779,750
    Material Sciences*                                                 6,631          86,269
    Spartech                                                          77,700       1,958,040
                                                                                ------------
                                                                                   3,824,059
                                                                                ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                        2





THE ADVISORS' INNER CIRCLE FUND                          RICE HALL JAMES MICRO CAP PORTFOLIO
                                                                            OCTOBER 31, 2004
--------------------------------------------------------------------------------------------

                                                                   SHARES          VALUE
                                                              --------------  --------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.9%
    Carrier Access*                                                  217,300    $  1,920,932
    KVH Industries*                                                  156,500       1,313,035
                                                                                ------------
                                                                                   3,233,967
                                                                                ------------

    TOTAL COMMON STOCK
        (Cost $139,532,888)                                                      160,101,924
                                                                                ------------
--------------------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------------------
    Hoenig Group Escrow Receipt*
    (Cost $0)                                                         62,600          14,398
                                                                                ------------
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.8%
--------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 6.8%
    HighMark Diversified Money Market Fund                         6,850,290       6,850,290
    HighMark U.S. Government Money Market Fund                     4,772,157       4,772,157
                                                                                ------------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $11,622,447)                                                        11,622,447
                                                                                ------------

    TOTAL INVESTMENTS -- 100.1%
        (Cost $151,155,335)                                                      171,738,769
                                                                                ------------
--------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES --   (0.1)%
--------------------------------------------------------------------------------------------
    Payable for Investment Securities Purchased                                     (964,548)
    Investment Advisory Fees Payable                                                (107,788)
    Payable for Capital Shares Redeemed                                             (162,332)
    Administration Fees Payable                                                      (17,246)
    Trustees Fees Payable                                                             (2,929)
    Other Assets and Liabilities, Net                                              1,067,430
                                                                                ------------

    TOTAL OTHER ASSETS AND LIABILITIES                                              (187,413)
                                                                                ------------

    TOTAL NET ASSETS -- 100.0%                                                  $171,551,356
                                                                                ============
--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
    Paid in Capital                                                             $131,516,148
    Accumulated net realized gain on investments                                  19,451,774
    Net unrealized appreciation on investments                                    20,583,434
                                                                                ------------

    TOTAL NET ASSETS                                                            $171,551,356
                                                                                ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
    (unlimited authorization -- no par value)                                      8,295,618
    Net Asset Value, Offering and Redemption Price Per Share --
    Institutional Class                                                               $20.68
                                                                                      ======
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
      CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Rice Hall James Mid Cap Portfolio
Rice Hall James Small/Mid Cap Portfolio
Rice Hall James Micro Cap Portfolio:


We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Portfolio, (three of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") (as of October 31, 2004, and for the year then ended and have issued our unqualified report thereon dated December 23, 2004 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Rice Hall James Micro Cap Portfolio's (the "Portfolio") Statement of Net Assets (the "Statement") as of October 31, 2004 appearing in Item 6 of this Form N-CSR. This Statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this Statement based on our audit.

In our opinion, the Statement referred to above, when read in conjunction with the financial statements of the Portfolio referred to above, presents fairly, in all material respects, the information set forth therein.


PricewaterhouseCoopers LLP

December 23, 2004
Philadelphia, Pennsylvania

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.